Deferred Tax Assets And Deferred Tax Liabilities- Summary of Movements In Deferred Tax Asset (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deductible tax losses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	¥ 194,627	¥ 581,325	¥ 1,047,234
Credited/(charged) - to profit or loss	22,874	(386,698)	(465,909)
Ending balance	217,501	194,627	581,325
Provision for asset impairments
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	986,943	1,368,693	939,239
Credited/(charged) - to profit or loss	316,402	(381,750)	429,454
Ending balance	1,303,345	986,943	1,368,693
Employee benefit payables
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	751,926	626,048	563,567
Credited/(charged) - to profit or loss	(268,179)	125,878	62,481
Ending balance	483,747	751,926	626,048
Accrued expenses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	489,544	528,660	430,965
Credited/(charged) - to profit or loss	(133,545)	(39,116)	97,695
Ending balance	355,999	489,544	528,660
Guarantee liabilities
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	674,277	187,169	60,687
Credited/(charged) - to profit or loss	766,565	487,108	126,482
Ending balance	1,440,842	674,277	187,169
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,635,551
Credited/(charged) - to profit or loss	(383,296)	1,635,551
Ending balance	1,252,255	1,635,551
Others (Include changes in fair value )
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	203,718	269,030	148,864
Credited/(charged) - to profit or loss	(7,887)	(65,312)	120,166
Ending balance	195,831	203,718	269,030
Deferred Tax Assets
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	4,936,586	3,560,925	3,190,556
Credited/(charged) - to profit or loss	312,934	1,375,661	370,369
Ending balance	¥ 5,249,520	¥ 4,936,586	¥ 3,560,925